Derivative financial instruments - Composition of open transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) lb	Dec. 31, 2019 USD ($)
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000
Financial instruments designated as hedging instruments, at fair value	$ 2,759	$ 0
Settlement period one [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,000
Future quotation	$ 5,961
Financial instruments designated as hedging instruments, at fair value	1,381
Settlement period one [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 7,345
Settlement period two [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,000
Future quotation	$ 5,968
Financial instruments designated as hedging instruments, at fair value	1,378
Settlement period two [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 7,352